INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)		12 Months Ended
	May 23, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 28, 2024
Finite-Lived Intangible Assets [Line Items]
Number of shares issued, value			$ 4,400
Earn out amount		$ 7,000,000
Estimated useful live of intangible asset		3 years
Amortization expense from intangible assets		$ 1,175,726	667,883
Milestone One [Member]
Finite-Lived Intangible Assets [Line Items]
Milestone method payment		If the platform is fully launched and has at least ten paying customers Klizos will receive $250,000 of Preferred Stock
Milestone Two [Member]
Finite-Lived Intangible Assets [Line Items]
Milestone method payment		If the platform reaches $1,000,000 in cumulative gross revenue Klizos will receive $500,000 of Preferred Stock
Milestone Three [Member]
Finite-Lived Intangible Assets [Line Items]
Milestone method payment		If the platform reaches $3,000,000 in cumulative gross revenue Klizos will receive $1,250,000 of Preferred Stock
Milestone Four [Member]
Finite-Lived Intangible Assets [Line Items]
Milestone method payment		If the platform reaches $5,000,000 in cumulative gross revenue Klizos will receive $1,750,000 of Preferred Stock
Milestone Five [Member]
Finite-Lived Intangible Assets [Line Items]
Milestone method payment		If the platform reaches $7,500,000 in cumulative gross revenue Klizos will receive $3,250,000 of Preferred Stock
Series A Preferred Stock [Member]
Finite-Lived Intangible Assets [Line Items]
Shares to be issued liability		$ 2,700,000
Aibotics, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Number of shares issued, value		$ 50,000
Number of shares issued		16,666,667
Preferred Stock [Member] | Asset Purchase Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Number of shares issued, value	$ 2,700,000
Number of shares issued	100,000,000
Preferred Stock [Member] | Aibotics, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Number of shares issued, value		$ 2,000,000
Preferred Stock [Member] | Aibotics, Inc. [Member] | Series B Preferred Stock [Member]
Finite-Lived Intangible Assets [Line Items]
Number of shares issued, value		$ 4,400
Number of shares issued		200,000
Common Stock [Member]
Finite-Lived Intangible Assets [Line Items]
Number of shares issued, value
Common Stock [Member] | Asset Purchase Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Number of shares issued, value	$ 2,800,000
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets				$ 2,000,000